Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 1,308	$ 1,366	$ 1,405	$ 1,280	$ 637	$ 1,250	$ 1,339	$ 1,256	$ 5,359	$ 4,482	$ 4,935
Equity in net income of subsidiaries and affiliates:
Income from discontinued operations									0	0	36
Gain on sale of securities									(136)	(126)	(16)
Premium paid on debt exchange									0	(541)	0
Net cash provided by operating activities									8,547	7,082	9,768
Cash Flows from Investing Activities
Purchase of investments									(1,348)	(473)	(1,158)
Purchase of premises and equipment, net of sales									(1,006)	(1,053)	(1,189)
Net cash provided by (used in) investing activities									(7,269)	(6,545)	(491)
Cash Flows from Financing Activities
Principal payments on long-term debt									(14,763)	(14,076)	(21,029)
Issuance of American Express common shares and other									721	443	594
Repurchase of American Express common shares									(3,943)	(3,952)	(2,300)
Dividends paid									(939)	(902)	(861)
Net cash used in financing activities									(3,891)	(3,268)	(677)
Net increase (decrease) in cash and cash equivalents									(2,764)	(2,643)	8,537
Cash and cash equivalents at beginning of year				22,250				24,893	22,250	24,893	16,356
Cash and cash equivalents at end of year	19,486				22,250				19,486	22,250	24,893
Parent Company [Member]
Cash Flows from Operating Activities
Net income									5,359	4,482	4,935
Equity in net income of subsidiaries and affiliates:
Continuing operations									(5,838)	(4,966)	(5,385)
Income from discontinued operations									0	0	36
Dividends received from subsidiaries and affiliates									4,768	3,355	3,773
Gain on sale of securities									(135)	(121)	(15)
Other operating activities, primarily with subsidiaries and affiliates									324	196	671
Premium paid on debt exchange									0	(541)	0
Net cash provided by operating activities									4,478	2,405	3,943
Cash Flows from Investing Activities
Sale of investments									157	118	20
Purchase of investments									0	0	(2)
Purchase of premises and equipment, net of sales									(39)	(38)	(35)
Loans to subsidiaries and affiliates									1,498	(1,601)	(189)
Investments in subsidiaries and affiliates									0	(11)	(18)
Net cash provided by (used in) investing activities									1,616	(1,532)	(224)
Cash Flows from Financing Activities
Principal payments on long-term debt									843	0	(400)
Short-term debt of subsidiaries and affiliates									(1,497)	1,421	895
Issuance of American Express common shares and other									721	443	594
Repurchase of American Express common shares									(3,943)	(3,952)	(2,300)
Dividends paid									(939)	(902)	(861)
Net cash used in financing activities									(4,815)	(2,990)	(2,072)
Net increase (decrease) in cash and cash equivalents									1,279	(2,117)	1,647
Cash and cash equivalents at beginning of year				4,797				6,914	4,797	6,914	5,267
Cash and cash equivalents at end of year	$ 6,076				$ 4,797				$ 6,076	$ 4,797	$ 6,914